Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands		12 Months Ended
	Dec. 31, 2012	Dec. 31, 2015	Dec. 28, 2014		Dec. 29, 2013
Net (Loss) Income		$ (319,918)	$ 476,663		$ 241,555
Income (Loss) from discontinued operations, net of taxes		0	13,552		78,613
(Loss) Income from Continuing Operations		(319,918)	463,111		162,942
Comprehensive (Loss) Income		(344,393)	291,527		382,240
Successor
Net (Loss) Income		(319,918)	476,663		241,555
Income (Loss) from discontinued operations, net of taxes		0	13,552	[1]	78,613
(Loss) Income from Continuing Operations		(319,918)	463,111		162,942
Change in foreign currency translation adjustments, net of taxes of $(1,428), $(1,779), and $58, respectively		1,428	1,779		(58)
Other Comprehensive (Loss) Income from Continuing Operations, net of taxes		(24,475)	(185,136)		140,685
Comprehensive (Loss) Income		(344,393)	291,527		382,240
Predecessor
Net (Loss) Income	$ 7,110,224
Income (Loss) from discontinued operations, net of taxes	(103,901)
(Loss) Income from Continuing Operations	7,214,125
Change in foreign currency translation adjustments, net of taxes of $(1,428), $(1,779), and $58, respectively	552
Comprehensive (Loss) Income	8,018,348
Continuing Operations | Successor
(Loss) Income from Continuing Operations		(319,918)	463,111		162,942
Change in unrecognized benefit plan gains and losses arising during the period, net of taxes of $(5,176), $(121,030), and $91,922 respectively		(8,032)	(187,720)		140,900
Adjustment for previously unrecognized benefit plan gains and losses included in net income, net of taxes of $(25), $(71) and $0 respectively		(36)	(110)		0
Fresh-start reporting adjustment included in net income to eliminate Predecessor’s accumulated other comprehensive income (loss), net of taxes of $169,642		0	0		0
Change in unrecognized benefit plan gains and losses, net of taxes		(8,068)	(187,830)		140,900
Changes in unrealized holding (loss) gain arising during the period, net of taxes of $(2,133), $3,512 and $0, respectively		(3,308)	5,447		0
Change in foreign currency translation adjustments, net of taxes of $(1,428), $(1,779), and $58, respectively		(13,099)	(2,753)		89
Fresh-start reporting adjustment included in net income to eliminate Predecessor’s accumulated other comprehensive income (loss), net of taxes of $(552)		0	0		0
Change in foreign currency translation adjustments, net of taxes		(13,099)	(2,753)		89
Other Comprehensive (Loss) Income from Continuing Operations, net of taxes		(24,475)	(185,136)		140,989
Comprehensive (Loss) Income		(344,393)	277,975		303,931
Continuing Operations | Predecessor
(Loss) Income from Continuing Operations	7,214,125
Change in unrecognized benefit plan gains and losses arising during the period, net of taxes of $(5,176), $(121,030), and $91,922 respectively	0
Adjustment for previously unrecognized benefit plan gains and losses included in net income, net of taxes of $(25), $(71) and $0 respectively	0
Fresh-start reporting adjustment included in net income to eliminate Predecessor’s accumulated other comprehensive income (loss), net of taxes of $169,642	934,661
Change in unrecognized benefit plan gains and losses, net of taxes	934,661
Changes in unrealized holding (loss) gain arising during the period, net of taxes of $(2,133), $3,512 and $0, respectively	0
Change in foreign currency translation adjustments, net of taxes of $(1,428), $(1,779), and $58, respectively	0
Fresh-start reporting adjustment included in net income to eliminate Predecessor’s accumulated other comprehensive income (loss), net of taxes of $(552)	2,846
Change in foreign currency translation adjustments, net of taxes	2,846
Other Comprehensive (Loss) Income from Continuing Operations, net of taxes	937,507
Comprehensive (Loss) Income	8,151,632
Discontinued Operations | Successor
Income (Loss) from discontinued operations, net of taxes		0	13,552		78,613
Comprehensive (Loss) Income		$ 0	$ 13,552		$ 78,309
Discontinued Operations | Predecessor
Income (Loss) from discontinued operations, net of taxes	(103,901)
Comprehensive (Loss) Income	$ (133,284)

[1]	Results of operations for the Tribune Publishing businesses are reflected through August 4, 2014, the date of the Publishing Spin-off.